Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 73	$ (151)	$ 227	$ (504)	$ (2,231)	$ (2,461)
Change in unrealized gain on securities:
Unrealized gain (losses) arising during the period	138	(185)	446	209	21
Reclassification adjustment for realized gains	(105)	(53)	(131)	(195)	(195)
Net change in unrealized gain	33	(238)	315	14	(174)
Deferred income taxes on above change	(13)	90	(119)	(5)	66
Total other comprehensive income (loss)	20	(148)	196	9	(108)
Comprehensive income (loss)	$ 93	$ (299)	$ 423	$ (495)	$ (2,339)	$ (2,461)